Consolidated Statements of Equity and Redeemable Noncontrolling Interest (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Dividends declared Common, per share	$ 1.46	$ 1.32	$ 1.18
Shares registered and available for issuance	2,700,000
Common shares registered for issuance upon exercise of options	36,000	52,000	125,000